Accounts Receivables (Details) - Schedule of Accounts Receivables, Net Related Party - Accounts Receivable [Member] - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Accounts Receivables (Details) - Schedule of Accounts Receivables, Net Related Party [Line Items]
Accounts receivables-related parties	$ 513,914	$ 354,857
Allowance for doubtful accounts	(355,717)	(139,911)
Related Party [Member]
Accounts Receivables (Details) - Schedule of Accounts Receivables, Net Related Party [Line Items]
Total, net	$ 158,197	$ 214,946